Consolidated Subsidiaries (Tables)	3 Months Ended
Mar. 31, 2013
Water Solutions
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The carrying amount and classifications of NorthStar #3 assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

	March 31, 2013 (in thousands)	December 31, 2012 (in thousands)
ASSETS
Cash and Cash Equivalents	$8	$14
Wells and Facilities in Progress	4,567	4,559

Total Assets	$4,575	$4,573
LIABILITIES
Accounts Payable	$0	$6
Note Payable	4,633	4,633

Total Liabilities	$4,633	$4,639

NorthStar 3 LLC
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of March 31, 2013 and December 31, 2012, with no restrictions or obligations to use certain assets to settle associated liabilities:

($ in Thousands)	As of March 31, 2013	As of December 31, 2012
Assets
Cash and Cash Equivalents	$361	$741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets—Net	182	199

Total Assets	$11,442	$7,593
Liabilities
Accounts Payable	$2,181	$1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965

Total Liabilities	$5,286	$3,555